Intangible Assets and Goodwill	6 Months Ended
Sep. 30, 2024
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 11 — INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

Intangible assets

					(In (US$))
Description	Goodwill	Commercial rights	Software	Total	Intangible asset under development
Gross carrying value
As at 31 March, 2023	736,946	339,277	216	1,076,439	11,051
Write off (refer to Note 19)				-	(11,051)
Exchange differences	(8,878)			(8,878)	-
Acquisition through business combination (refer to Note 20)
As at 30 Sept 2023	728,068	339,277	216	1,067,561	-
Additions	-	-	-	-	-
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))	-	-	-	-	-
Write off (refer to Note 19)
Exchange differences	(1,353)			(1,353)
Acquisition through business combination (refer to Note 20)				-
As at 31 March, 2024	726,715	339,277	216	1,066,208	-
Additions	-	-	1,045	1,045
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Write off				-
Exchange differences	(4,155)			(4,155)	-
As at 30 Sept 2024	722,560	339,277	1,261	1,063,098	-

Accumulated amortization
As at 31 March, 2023	-	16,157	54	16,211	-
Charge for the year	-	7,917	27	7,944	-
Write off (refer to Note 19)
As at 30 Sept 2023	-	24,074	81	24,155	-
Charge for the year	-	7,843	26	7,869
Write off (refer to Note 19)				-
As at 31 March, 2024	-	31,917	107	32,024	-
Charge for the year	-	7,760	24	7,785
As at 30 Sept 2024	-	39,677	131	39,809	-

Net block as at 31 March, 2023	736,946	323,120	162	1,060,228	11,051
Net block as at 30 Sept, 2023	728,068	315,203	135	1,043,406	-
Net block as at 31 March, 2024	726,715	307,360	109	1,034,184	-
Net block as at 30 Sept, 2024	722,560	299,600	1,129	1,023,289	-

Notes:

The above intangible assets are other than internally generated.